Consolidated Statement of Cash Flows - additional details - Non-cash investing and financing activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flow Statement [Abstract]
Treasury stock issued for settlement of equity-based compensation plan, net of withholding taxes	$ 109	$ 107	$ 128
Non-cash additions of right-of-use assets in exchange for a lease liability	191	63	81
Non-cash additions of property, plant & equipment	53	55	62
Non-cash additions of intangible assets	13	16	105
Non-cash additions of financial assets	$ 118	$ 0	$ 0